Note 25 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at January 1	$ 3,797	$ 3,456
Reclassified to Liabilities associated with assets held for sale	(602)
Foreign exchange movement	(97)	62
Unwinding of discount	20	25
Rehabilitation performed	(54)	(22)
- adjusted through profit or loss	84	58
- adjustment capitalised in Property, plant and equipment	161	218
Balance at December 31	$ 3,309	$ 3,797